SEMIANNUAL REPORT

December 31, 1997


INVESCO
TAX-FREE
INCOME
FUNDS


Tax-Free Long-Term
Bond Fund

Tax-Free Intermediate
Bond Fund


INVESCO FUNDS

Economic Overview                                                  January 1998
    After seven years of economic expansion, will 1998 be the year in which the U.S. economy slows down? That's the question currently being pondered by investment professionals. In 1997, near-perfect conditions contributed to above-average economic growth as measured by the Gross Domestic Product. This economic environment was appropriately named the "Goldilocks Economy," as low inflation, declining interest rates, and increased worker productivity produced double-digit gains in operating earnings for the fifth straight year for companies in the S&P 500 - an unprecedented record. Also, consumer confidence in 1997 was riding a crest of optimism (the highest level in 28 years), as jobs were plentiful and real wages improved for many Americans.(1)
    Fixed-income markets produced above-average returns in 1997; however, these returns exhibited a different performance pattern compared to equity markets. In the spring of 1997, fears of inflation and an overheating economy encouraged the Federal Reserve Board to increase the Fed Fund's rate by 25 basis points. This action intensified speculation that the economy was expanding too fast, and higher interest rates were needed to cool-off the economy. However, as inflation remained subdued, fears of an overheating economy diminished. Investors focused their attention on the potential deflationary pressure caused by the Asian currency crisis on the U.S. economy - producing strong returns for fixed-income investors over the last six months. In fact, the implied rate on the 30-year U.S. government bond started off 1997 at 6.64%, moved to a high of 7.17% in April, and experienced a steady decline throughout the second half of the year, ending at a rate of 5.97%.
    As we move into 1998, the investment landscape in the U.S. has changed somewhat; yet, in many respects, the economy is still poised for growth with benign inflation. Unemployment remains at historically low levels and real wages are starting to increase. Intense price competition is keeping consumer prices in check; and, in many cases, prices are declining due to the flood of cheap goods from Asian countries. For many companies, the easy gains in earnings produced over the last few years may be more difficult to replicate in 1998. Thus, 1998 may be a year with increased volatility in the equity markets - producing a more selective stock market.
    For the fixed-income market, the fundamentals driving the rally in bond prices remain intact (low inflation with moderate economic growth). A potential positive for the fixed-income market is that the Asian currency crisis may produce deflationary pressures on commodity prices and slow U.S. economic growth. This may accelerate the rally in bond prices.

Strategic Overview Of Municipal Investments
    In the spring and early summer of 1997, interest rates were stuck in a fairly consolidated trading range. However, over the last six months, we witnessed a significant decline in interest rates, producing strong price returns for most fixed-income investors. The catalyst for lower rates has been the Asian currency crisis, which focused investors' attention on the possibility of slower global growth and deflation.

    Not only did the crisis contribute to lower interest rates in the U.S., but nervousness about international currencies produced a flight to quality. Investors favored Treasury obligations, which carry no credit risk and cannot be refunded or called. In comparison, municipal securities many times are called or refunded by their issuer in a declining interest rate environment. As a result, municipal securities produced strong returns for investors over the last six months, but significantly lagged gains produced by Treasuries.
    Last summer, our duration position may have been too conservative, as we were concerned about overly strong employment numbers and the possibility of inflation. However, as the Asian currency crisis unfolded, we extended duration. This change in strategy proved profitable for the funds as we were able to participate in most of the interest rate rally in the fall and early winter.

Looking Forward
    We are presently positive on interest rates, as the Asian currency crisis should trigger slower economic growth in the U.S., and may cause a decrease in consumer and producer prices. With the prospect of lower interest rates, we may experience an increase in refunding activity and in the supply of municipal bonds. This may provide the opportunity to improve the structure of both portfolios.
    One cautionary note: history has shown that, when the experts become overly optimistic or pessimistic, the truth usually lies somewhere in the middle. However, municipal securities look incredibly cheap compared to Treasuries, and may have significant upside potential in the next year.

INVESCO Tax-Free Income Funds, Inc.
    The line graphs on page 2 and page 3 illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, in Tax-Free Long-Term Bond Fund for the 10-year period ended 12/31/97, and in Tax-Free Intermediate Bond Fund for the period from inception (12/93) through 12/31/97.
    At the end of these respective periods, the Tax-Free Long-Term Bond Fund account would have had a value of $22,961 and Tax-Free Intermediate Bond Fund, $11,967. The chart and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.)(1)(2)

                        Tax-Free Long-Term Bond Fund
                       Average Annualized Total Return
                               as of 12/31/97(2)

                    1 year                              8.6%
                    -----------------------------------------
                    5 years                             6.38%
                    -----------------------------------------
                    10 years                            8.67%
                    -----------------------------------------

INVESCO Tax-Free Long-Term Bond Fund
      For the six-month period ended 12/31/97, the fund achieved a return of 5.35%. The Lehman Municipal Bond Index had a total return of 5.81% for the same six-month period.(1)(2)

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Tax-Free Long-Term Bond Fund to the value of a $10,000 investment in the Lehman Municipal Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 12/31/97.

Graph:      Geographical Diversification
            by market value as of 12/31/97

      This map of the United States is divided by region to show the geographical diversification of the issuers of securities in the Tax-Free Long-Term Bond Fund portfolio. West - 28% Midwest - 33% Northeast - 25% South Central - 10% Southeast - 8% Net Cash and Short Term - 4%

      Composition of holdings is subject to change.

INVESCO Tax-Free Intermediate Bond Fund
      For the six-month period ended 12/31/97, the fund achieved a total return of 4.00%. The Lehman Intermediate Municipal Bond Index had a total return of 5.77% for the same six-month period.(1)(2)

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Tax-Free Intermediate Bond Fund to the value of a $10,000 investment in the Lehman Intermediate Municipal Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period of inception (12/98) through 12/31/97.

Graph:      Geographical Diversification
            by market value as of 12/31/97

      This map of the United States is divided by region to show the geographical diversification of the issuers of securities in the Tax-Free Intermediate Bond Fund portfolio. West - 36% Midwest - 16% Northeast - 20% South Central - 13% Southeast - 9% Puerto Rico - 6%

      Composition of holdings is subject to change.

                        Tax-Free Intermediate Bond Fund
                        Average Annualized Total Return
                               as of 12/31/97(2)

                    1 year                              6.41%
                    ------------------------------------------
                    Since inception (12/93)             4.50%
                    ------------------------------------------

Fund Management
      INVESCO Tax-Free Income Funds have been managed by INVESCO Vice President James S. Grabovac since 1995. An industry veteran with 16 years of investment experience, he earned an MBA from the University of Michigan and a BA from Lawrence University. He is a Chartered Financial Analyst. Previously, Jim was a portfolio manager for Stein, Roe & Farnham Inc.

(1)The Lehman Municipal Bond Index and Intermediate Municipal Bond Index are unmanaged indexes indicative of the broad tax-exempt bond market. The S&P 500 is an unmanaged index considered representative of the performance of the broad U.S. stock market.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.


INVESCO Tax-Free Income Funds, Inc.
Statement of Investment Securities
December 31, 1997
UNAUDITED
----------------------------------------------------------------------------------------------
                                                            Principal
Description                                                    Amount                   Value
----------------------------------------------------------------------------------------------
TAX-FREE INTERMEDIATE BOND Fund
MUNICIPAL BONDS 97.84%
ALASKA 8.51%
Alaska Indl Dev & Export Auth, Ref
   Revolving Fund, Series 1994A, Lots 1-29,
   5.700%, 4/1/2004                                      $    190,000            $    203,948
Municipality of Anchorage, Alaska,
   Gen Oblig Ref, Gen Purpose, 1993 Series B,
   4.900%, 8/1/2003                                            25,000                  25,879
Municipality of Anchorage, Alaska,
   Port Rev Ref, 1995, 6.000%, 2/1/2004                       150,000                 163,218
                                                                                 ------------
                                                                                      393,045
                                                                                 ------------
CALIFORNIA 6.00%
California Pub Wks Brd (Dept of
   Corrections), Lease Rev Ref,
   5.375%, 11/1/2011                                          100,000                 104,247
California, Various Purpose Gen Oblig,
   6.300%, 9/1/2008                                           150,000                 173,140
                                                                                 ------------
                                                                                      277,387
                                                                                 ------------
COLORADO 8.13%
Arapahoe Cnty Pub Hwy Auth, Colorado
   (E-470 Proj), Cap Impt Trust Fund, Hwy Rev,
   Veh Regn Fee, 5.300%, 8/31/2006                            200,000                 213,912
Montrose Cnty Bldg Auth, Colorado,
   Ctfs of Participation,
   6.350%, 6/15/2006                                          150,000                 161,761
                                                                                 ------------
                                                                                      375,673
                                                                                 ------------
DISTRICT OF COLUMBIA 0.55%
District of Columbia, Gen Oblig Ref,
   Series 1994A, 5.200%, 6/1/2003                              25,000                  25,443
                                                                                 ------------
FLORIDA 6.51%





Dade Cnty, Florida, Solid Waste System
   Rev Ref, Series 1996, 6.000%, 10/1/2006               $    200,000            $    220,294
Miami Beach Redev Agency, Florida
   (City Ctr/Historic Convention Village),
   Tax Increment Rev,
   Series 1993, 5.100%, 12/1/2003                              80,000                  80,503
                                                                                 ------------
                                                                                      300,797
                                                                                 ------------
GEORGIA 0.65%
Muni Elec Auth of Georgia, Pwr Rev,
   Series CC, 4.500%, 1/1/2002                                 30,000                  30,174
                                                                                 ------------
ILLINOIS 7.89%
Illinois, Gen Oblig, Series 1995,
   5.125%, 12/1/2005                                          125,000                 130,748
Illinois Hlth Facils Auth (Ancilla
   Systems Obligated Group), Rev Ref,
   Series 1997A,
   4.900%, 7/1/2008                                           150,000                 152,770
Illinois Hsg Dev Auth, Hsg Dev Rev,
   1993 Series A, 5.000%, 1/1/2001                             20,000                  20,187
Illinois Toll Hwy Auth, Toll Hwy Ref Rev,
   1993 Series A, 4.700%, 1/1/2001                             60,000                  60,833
                                                                                 ------------
                                                                                      364,538
                                                                                 ------------
LOUISIANA 3.75%
Louisiana Pub Facils Auth, Student Ln
   Rev, Series 1992A-1, 6.200%, 3/1/2001                      165,000                 173,443
                                                                                 ------------
MASSACHUSETTS 2.71%
Massachusetts Bay Transn Auth,
   Massachusetts, Gen Transn System,
   1997 Series B, 5.000%, 3/1/2007                            100,000                 103,738
Massachusetts Muni Wholesale Elec,
   Pwr Supply System Rev, 1992 Series B,
   6.375%, 7/1/2001                                            20,000                  21,244
                                                                                 ------------
                                                                                      124,982
                                                                                 ------------
NEVADA 3.09%
Nevada Hsg Div (Single Family Prog),
   Sr Rev, 1994 Issue B-1, 5.900%, 4/1/2003                   135,000                 142,864
                                                                                 ------------





NEW HAMPSHIRE 4.71%
New Hampshire Hsg Fin Auth, Single Family
   Residential Mtg, 1994 Series D,
   5.850%, 1/1/2001                                      $    210,000            $    217,659
                                                                                 ------------
NEW YORK 6.94%
New York Muni Assistance, New York,
   Rev, 1991 Gen Resolution Series E,
   6.000%, 7/1/2003                                           200,000                 217,838
New York, New York, Gen Oblig, 1998
   Series F, 5.250%, 8/1/2004                                 100,000                 103,063
                                                                                 ------------
                                                                                      320,901
                                                                                 ------------
NORTH DAKOTA 4.38%
City of Fargo Hlth System, North Dakota
   (Meritcare Obligated Group), Rev, 1996
   Series A, 4.600%, 6/1/2001                                 200,000                 202,196
                                                                                 ------------
OHIO 1.11%
Ohio Bldg Auth, State Correctional
   Facils Rev Ref, 1994 Series A,
   4.600%, 10/1/2003                                           50,000                  51,098
                                                                                 ------------
PENNSYLVANIA 6.07%
Philadelphia, Pennsylvania, Wtr &
   Wastewtr Rev, Series 1995,
   6.750%, 8/1/2005                                           150,000                 172,709
Univ of Pittsburgh - Of the Commonwealth
   System of Higher Ed, Pennsylvania,
   Univ Ref, Series B of 1997,
   5.500%, 6/1/2007                                           100,000                 107,786
                                                                                 ------------
                                                                                      280,495
                                                                                 ------------
SOUTH DAKOTA 5.63%
South Dakota, Student Ln Fin Rev,
   Series 1994-A, 5.850%, 8/1/2000                            250,000                 260,000
                                                                                 ------------
TENNESSEE 0.44%
Knoxville, Tennessee, Wtr Rev Ref & Impt,
   Series M-1993, 4.500%, 3/1/1999                             20,000                  20,135
                                                                                 ------------
TEXAS 4.45%
Katy Independent School Dist, Texas,





   Limited Tax School Bldg, Series 1996,
   7.500%, 2/15/2006                                     $    150,000            $    179,914
Trinity River Indl Dev Auth, Texas
   (Intl Paper Proj), Rev Ref, 1993 Series,
   4.900%, 12/1/2002                                           25,000                  25,769
                                                                                 ------------
                                                                                      205,683
                                                                                 ------------
VIRGINIA 3.38%
Rivanna Wtr & Swr Auth, Virginia,
   Regl Wtr & Swr System Rev Ref, Series
   of 1993, 4.500%, 10/1/2000                                  50,000                  50,691
Southeastern Pub Svc Auth, Virginia,
   Regl Solid Waste System, Sr Ref Rev,
   Series 1993A, 5.150%, 7/1/2009                             100,000                 105,470
                                                                                 ------------
                                                                                      156,161
                                                                                 ------------
WASHINGTON 8.40%
North Thurston School Dist #3, Washington
   (Thurston Cnty), Unlimited Tax Gen Oblig,
   1992, 6.500%, 12/1/2009                                    200,000                 218,356
Washington Hlth Care Facils (Catholic
   Hlth Initiatives), Rev, Series 1997A,
   5.100%, 12/1/2009                                          100,000                 102,932
Wenatchee, Washington, Wtr & Swr Rev Ref,
   1994, 4.600%, 12/1/2002                                     65,000                  66,929
                                                                                 ------------
                                                                                      388,217
                                                                                 ------------
WYOMING 4.54%
Platte Cnty, Wyoming (Basin Elec Power
   Cooperative - Laramie River Station Proj),
   PCR, Series 1994, 5.100%, 1/1/2008                         200,000                 209,808
                                                                                 ------------
TOTAL MUNICIPAL BONDS
   (Cost $4,361,550)                                                                4,520,699
                                                                                 ------------
SHORT-TERM INVESTMENTS -
   MUNICIPAL NOTES 2.16%
CALIFORNIA 2.16%
Los Angeles Regl Airports Impt,
   California (American Airlines/Los Angeles
   Intl Airport Proj), AR, Corp Lease Rev,
   Series B, 4.100%, 12/1/2024~





   (Cost $100,000)                                       $    100,000            $    100,000
                                                                                 ------------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $4,461,550#)                                                               4,620,699
                                                                                 ============

TAX-FREE  LONG-TERM BOND Fund
MUNICIPAL BONDS 85.14%
ALASKA 0.21%
Alaska Hsg Fin (Veterans Mtg Prog),
   Collateralized Gen Oblig, 1990 First
   Series, 7.500%, 12/1/2030                                  460,000                 485,962
                                                                                 ------------
ARIZONA 0.48%
Arizona Edl Ln Mktng, 1992 Edl Ln Rev,
   Series B, 7.000%, 3/1/2005                               1,000,000               1,081,360
                                                                                 ------------
CALIFORNIA 1.69%
Anaheim Pub Fing Auth, California
   (Anaheim Pub Impts Proj), Sub Lease
   Rev, 1997 Series C,
   Cap Appreciation, 9/1/2025                               5,000,000               1,553,200
Big Bear Lake Dept of Wtr & Pwr,
   California, Wtr Rev Ref, Series 1996,
   6.000%, 4/1/2022                                         2,000,000               2,279,520
                                                                                 ------------
                                                                                    3,832,720
                                                                                 ------------
COLORADO 3.33%
E-470 Pub Hwy Auth, Colorado, Sr Rev,
   Series 1997A, 5.000%, 9/1/2021+                          6,300,000               6,163,290
Fountain Valley Auth, Colorado, Wtr
   Treatment Ref Rev, Series 1991,
   6.800%, 12/1/2019                                        1,140,000               1,236,775
Montrose Cnty Bldg Auth, Colorado, Ctfs
   of Participation, 6.350%, 6/15/2006                        150,000                 161,762
                                                                                 ------------
                                                                                    7,561,827
                                                                                 ------------
FLORIDA 2.80%
Dade Cnty Pub Impt, Florida, Gen Oblig,
   Series H, 6.700%, 6/1/2003                               3,000,000               3,353,700
Greater Orlando Aviation Auth, Florida,
   Airport Facils Rev, Series 1988,





   8.375%, 10/1/2016                                     $    490,000            $    515,421
Hillsborough Cnty Aviation Auth, Florida
   (Tampa Intl Airport), Rev Ref,
   1997 Series B, 5.125%, 10/1/2017                         1,545,000               1,549,913
Miami-Dade Cnty, Florida, Sub Special
   Oblig, Series 1997B, Cap Appreciation,
   10/1/2028                                                5,000,000                 939,000
                                                                                 ------------
                                                                                    6,358,034
                                                                                 ------------
GEORGIA 5.00%
Atlanta, Georgia, Airport Facils Rev,
   Series 1990, 7.250%, 1/1/2017                            2,000,000               2,181,780
Atlanta, Georgia (Delta Air Lines Proj),
   Special Purpose Facils Rev, Series
   1989B, 7.400%, 12/1/1999                                 3,000,000               3,150,060
Cherokee Cnty School System, Georgia,
   Gen Oblig, Series 1997, 4.250%,
   2/1/2002                                                 6,000,000               6,014,580
                                                                                 ------------
                                                                                   11,346,420
                                                                                 ------------
ILLINOIS 11.90%
Chicago, Illinois, Gen Oblig, Ref,
   Series 1993B, 5.125%, 1/1/2022                           2,465,000               2,477,177
Chicago, Illinois, Wastewtr Transmission
   Rev, Series 1995, 5.125%, 1/1/2025+                     10,000,000               9,836,400
Chicago, Illinois (Peoples Gas Light &
   Coke), 1st & Ref Mtg, Series CC,
   Medium-Term Notes, 6.875%, 3/1/2015                      2,875,000               3,179,606
Chicago School Reform Board of Ed
   Trustees, Illinois, Unltd Tax Gen
   Oblig, Dedicated Tax Rev, Series
   1997A, 5.400%, 12/1/2017                                 3,000,000               3,048,840
Cook & DuPage Cntys, Illinois
   (Lemont-Bromberek Combined School
   Dist #113A), School Bldg Rev,
   Series 1995B, Cap Appreciation,
   12/1/2015                                                5,060,000               2,047,630
Illinois Dev Fin Auth (Catholic Charities
   Hsg Dev Proj), Rev, Series 1995,
   6.350%, 1/1/2025                                         1,500,000               1,554,120
Illinois Metro Pier & Exposition Auth
   (McCormick Pl Expansion Proj),
   Dedicated Tax Rev Ref,





   Series 1994A, Cap Appreciation,
   12/15/2012                                            $  5,000,000            $  2,377,350
   6/15/2020                                                5,350,000               1,658,126
   6/15/2025                                                1,200,000                 286,392
   6/15/2026                                                1,500,000                 339,750
   6/15/2027                                                1,000,000                 214,960
                                                                                 ------------
                                                                                   27,020,351
                                                                                 ------------
INDIANA 8.92%
Dekalb Cnty Redev Auth, Indiana
   (Mini-Mill Loc Pub Impt Proj), Rev,
   Series A 1995 6.500%, 1/15/2014                            900,000                 981,198
Indiana Transn Fin Auth, Airport Facils
   Lease Rev, Series A, 6.750%, 11/1/2011                   1,500,000               1,682,745
Indiana Transn Fin Auth, Hwy Rev,
   Series 1993A, Cap Appreciation,
   12/1/2017                                                3,000,000               1,055,430
Indianapolis Airport Auth, Indiana,
   Rev, Series 1988, 8.400%, 7/1/2008                       2,000,000               2,078,160
Indianapolis Loc Pub Impt Bank, Indiana,
   Impt Rev, Series 1991C, 6.700%, 1/1/2017                 3,750,000               4,147,013
Petersburg, Indiana (Indianapolis Pwr &
   Light Proj), PCR Ref, Series 1993B,
   5.400%, 8/1/2017                                         9,850,000              10,300,243
                                                                                 ------------
                                                                                   20,244,789
                                                                                 ------------
IOWA 2.24%
Iowa Fin Auth (Genesis Med Ctr), Hlthcare
   Rev, Series 1997, 5.200%, 7/1/2017                       2,060,000               2,054,891
   7/1/2022                                                 3,050,000               3,021,117
                                                                                 ------------
                                                                                    5,076,008
                                                                                 ------------
MASSACHUSETTS 9.42%
Boston Wtr & Swr Commn, Massachusetts,
   Gen Rev, 1993 Sr Series A, 5.250%,
   11/1/2019                                                5,385,000               5,636,156
Commonwealth of Massachusetts, Gen Oblig,
   Consolidated Ln of 1992, Series D,
   8.000%, 5/1/2006                                         5,000,000               6,239,900
Massachusetts Hlth & Edl Facils Auth
   (Cooley Dickinson  & Mary Hitchcock
   Mem Hosps), Rev, Series 1995 B,





   5.500%, 11/15/2018                                    $  3,500,000            $  3,608,255
Massachusetts Indl Fin Agency
   (Merrimack College), Rev, Series 1997,
   5.000%, 7/1/2027                                         1,000,000                 980,580
Massachusetts Wtr Resources Auth,
   Gen Rev, 1995 Series B, 4.750%,
   12/1/2021                                                5,250,000               4,915,208
                                                                                 ------------
                                                                                   21,380,099
                                                                                 ------------
MINNESOTA 1.16%
Princeton Indpt School Dist #477,
   Minnesota, Gen Oblig School Bldg,
   Series 1997, 5.125%, 2/1/2024                            2,640,000               2,643,221
                                                                                 ------------
MISSISSIPPI 1.65%
Claiborne Cnty, Mississippi (System
   Energy Resources Proj), PCR, Series A,
   9.500%, 12/1/2013                                          750,000                 805,343
Mississippi Dept of Corrections (East
   Mississippi Correctional Facil Proj),
   Ctfs of Participation,
   Series 1997, 5.000%, 1/1/2018                            3,000,000               2,936,790
                                                                                 ------------
                                                                                    3,742,133
                                                                                 ------------
NEW HAMPSHIRE 0.42%
New Hampshire Hsg Fin Auth, Single
   Family Residential Mtg, 1994 Series D,
   6.850%, 7/1/2006                                           890,000                 955,433
                                                                                 ------------
NEW MEXICO 2.40%
Los Alamos Cnty, New Mexico, Util System
   Rev, Series 1994A, 6.000%, 7/1/2009                      5,000,000               5,453,900
                                                                                 ------------
NEW YORK 15.27%
New York, New York, Gen Oblig, 1997
   Series L, 5.250%, 8/1/2009                               2,500,000               2,613,850
New York, New York, Gen Oblig, Series F,
   5.250%, 8/1/2004~~                                       5,000,000               5,153,150
   5.000%, 8/1/2023~~                                       2,000,000               1,895,160
New York & New Jersey Port Auth,
   Consolidated Gen Oblig, Rev,
   Ninety-Third Series, 6.125%, 6/1/2094                    5,250,000               6,044,272
   One Hundred Fourth Series,
   4.750%, 1/15/2026+                                       2,500,000               2,359,975





New York Dorm Auth (State Univ Dorm
   Facils Issue), Lease Rev, Series 1995A,
   6.000%, 7/1/2010                                      $  1,550,000            $  1,747,703
New York Loc Govt Assistance, Gen Oblig,
   Rev, Series 1992B, 5.000%, 4/1/2021~~                   10,000,000               9,784,800
Triborough Bridge & Tunnel Auth, New York,
   Gen Purpose Rev, Series 1993B,
   5.000%, 1/1/2020                                         1,935,000               1,948,023
   Series Y, 5.500%, 1/1/2017                               2,900,000               3,106,074
                                                                                 ------------
                                                                                   34,653,007
                                                                                 ------------
OHIO 1.85%
Hamilton Cnty, Ohio (Metro Swr Dist
   of Gtr Cincinnati), Swr System Impt
   Rev, 1997 Series A,
   5.000%, 12/1/2005                                        4,010,000               4,190,450
                                                                                 ------------
PUERTO RICO 2.63%
Puerto Rico Infrastructure Fing Auth,
   Special Tax Rev, Series 1997A,
   5.000%, 7/1/2017                                         6,000,000               5,977,620
                                                                                 ------------
RHODE ISLAND 0.75%
Rhode Island Depositors Econ Protection,
   Special Oblig, 1992 Series A,
   6.950%, 8/1/2022                                         1,500,000               1,691,280
                                                                                 ------------
TEXAS 2.54%
Austin, Texas, Combined Util Systems,
   Rev Ref, Series 1992, Cap Appreciation,
   11/15/2011                                               1,400,000                 705,348
Austin, Texas, Wtr, Swr & Elec Ref Rev,
   Series 1982, 14.000%, 11/15/2001                           500,000                 608,520
Galena Park Indpt School Dist, Texas
   (Harris Cnty) Unltd Tax School Bldg &
   Ref, Series 1996,
   Cap Appreciation, 8/15/2023                              3,220,000                 860,770
Texas Muni Pwr Agency, Ref Rev, Series
   1989, Cap Appreciation, 9/1/2010                         6,650,000               3,600,310
                                                                                 ------------
                                                                                    5,774,948
                                                                                 ------------





UTAH 3.67%
Utah Cnty, Utah (IHC Hlth Svcs), Hosp Rev,
   Series 1997, 5.250%, 8/15/2026~~                      $  6,680,000            $  6,651,610
Utah Hsg Fin Agency (Federally Insured
   or Gtd Mtg Lns), Single Family Mtg,
   1994 Issue D-1 Term
   Mezzanine, 6.450%, 7/1/2011                              1,560,000               1,681,056
                                                                                 ------------
                                                                                    8,332,666
                                                                                 ------------
VERMONT 0.48%
Vermont Hsg Fin Agency, Single Family
   Hsg Rev, Series 5, 6.875%, 11/1/2016                     1,000,000               1,084,350
                                                                                 ------------
WASHINGTON 5.63%
Chelan Cnty Pub Util Dist #1, Washington,
   Columbia River-Rock Island Hydro-Elec
   System Rev Ref,
   Series 1997A, Cap Appreciation, 6/1/2023                22,685,000               6,144,005
Grant Cnty Pub Util Dist #2, Washington,
   Hydroelectric Dev Rev,
   Second Series 1990,
   (Priest Rapids), 7.700%, 1/1/2018                        3,000,000               3,219,300
   (Wanapum), 7.700%, 1/1/2018                              1,050,000               1,126,755
North Thurston School Dist #3, Washington
   (Thurston Cnty), Unltd Tax Gen
   Oblig, 1992, 6.500%, 12/1/2009                           1,200,000               1,310,136
Washington Pub Pwr Supply System
   (Nuclear Proj #1), Rev Ref, Series
   1998A, 5.125%, 7/1/2017~~                                1,000,000                 980,010
                                                                                 ------------
                                                                                   12,780,206
                                                                                 ------------
WISCONSIN 0.70%
Adams Cnty,Wisconsin (Adams-Friendship
   School Dist), Wisconsin, Gen Oblig
   Ref, 6.500%, 4/1/2015                                    1,340,000               1,592,737
                                                                                 ------------
TOTAL MUNICIPAL BONDS
   (Cost $180,340,538)                                                            193,259,521
                                                                                 ------------
SHORT-TERM INVESTMENTS -
   MUNICIPAL NOTES 14.86%
ARIZONA 0.66%
Maricopa Cnty Pollution Ctl, Arizona
   (El Paso Elec Palo Verde Proj), ATS,
 PCR Ref, 1984 Series E,
   3.700%, 12/1/2014~+                                      1,500,000               1,500,000
                                                                                 ------------





CALIFORNIA 2.11%
Los Angeles Regl Airports Impt, California
   (American Airlines/Los Angeles Intl
   Airport), Facils Sublease FDR,
   Issue 1984, Series C, 5.000%, 12/1/2024~              $    700,000            $    700,000
   Series D, 5.000%, 12/1/2024~                               400,000                 400,000
   Series LAX 2, 5.000%, 12/1/2025~                         3,700,000               3,700,000
                                                                                 ------------
                                                                                    4,800,000
                                                                                 ------------
COLORADO 0.53%
Colorado Student Oblig Auth, A/FR,
   Student Ln Rev, 1993 Series C-2,
   3.650%, 9/1/2002~+                                       1,200,000               1,200,000
                                                                                 ------------
ILLINOIS 0.48%
Illinois Hlth Facils Auth (Hlthcorp
   Affiliates Proj), VRD, Rev, Series 1985B,
   3.700%, 11/1/2015~+                                      1,100,000               1,100,000
                                                                                 ------------
INDIANA 1.50%
Indiana Dev Fin Auth (Mid-America Energy
   Resources Proj), AR, Exmp Facil Rev,
   Series 1995, 3.850%, 9/1/2030~                           1,800,000               1,800,000
Indianapolis, Indiana (Jewish Cmnty
   Campus Proj), VR, Econ Dev Rev,
   Series 1995, 3.750%, 4/1/2005~+                          1,300,000               1,300,000
Sullivan Cnty Indl Dev Brd, Indiana
   (Mead Corp Proj), DATES, PCR Ref,
   Series 1986, 5.000%, 10/1/2016~                            300,000                 300,000
                                                                                 ------------
                                                                                    3,400,000
                                                                                 ------------
LOUISIANA 0.44%
Louisiana Pub Facils Auth (GNMA Coll-Les
   Deux Chene Apts Proj), AR, Multifamily
   Hsg Rev, Series 1985, 5.100%, 12/1/2015~                 1,000,000               1,000,000
                                                                                 ------------
MISSOURI 1.76%
Columbia, Missouri, AR, Special Oblig
   Ins Reserve, Series 1988A,
   3.700%, 6/1/2008~                                        2,500,000               2,500,000





Missouri Hlth & Edl Facils Auth
   (Christian Hlth Svcs Dev-Christian
   Hosp Northeast-Northwest),
   F/FR, Rev, Series 1989A,
   3.600%, 11/1/2019~                                    $  1,500,000            $  1,500,000
                                                                                 ------------
                                                                                    4,000,000
                                                                                 ------------
NEVADA 0.44%
Clark Cnty, Nevada, AR, Airport System
   Ref Rev, Series 1993A,
   3.650%, 7/1/2012~+                                       1,000,000               1,000,000
                                                                                 ------------
NEW MEXICO 0.27%
New Mexico Univ Regents, New Mexico,
   ATS, Sub Lien, System Rev Ref,
   Series 1996, 3.650%, 6/1/2006~                             625,000                 625,000
                                                                                 ------------
NEW YORK 0.18%
New York Muni Wtr Fin Auth, New York,
   AR, Wtr & Swr System Rev, 1994 Series C,
   5.100%, 6/15/2023~                                         400,000                 400,000
                                                                                 ------------
PENNSYLVANIA 1.76%
Delaware Valley Regl Fin Auth,
   Pennsylvania (Bucks, Chester, Delaware
   & Montgomery Cntys), AR, Loc Govt Rev,
   Series 1985D, 3.650%, 12/1/2020~+                        4,000,000               4,000,000
                                                                                 ------------
TENNESSEE 1.41%
Clarksville Pub Bldg Auth, Tennessee
   (Tennessee Muni Fund), AR, Pooled Fing
   Rev, Series 1990, 3.650%, 7/1/2013~+                     3,191,000               3,191,000
                                                                                 ------------
TEXAS 2.16%
Crawford Indl Dev, Texas (Franklin Inds),
   VR, IDR, 4.350%, 10/1/2012~                              2,200,000               2,200,000
Grapevine, Texas (American Airlines Proj),
   MAVRIC, Rev, Series A2, 5.000%, 12/1/2024~                 400,000                 400,000
Lone Star Airport Impt Auth , Texas
   (American Airlines Proj), MAVRIC,
   5.000%, 12/1/2014~ Series A-2                              900,000                 900,000
   Series A-5                                                 200,000                 200,000
   Series B-3                                                 400,000                 400,000
   Series B-4                                                 800,000                 800,000

                                                                                 ------------
                                                                                    4,900,000
                                                                                 ------------




WASHINGTON 1.16%
Seattle Muni Light & Pwr, Washington,
   AR, Rev, Series 1993, 3.700%, 11/1/2018~              $  1,000,000            $  1,000,000
Washington Hlth Care Facils Auth
   (Sisters of Providence), DATES, Rev,
   Series 1985B, 5.000%, 10/1/2005~                           900,000                 900,000
Washington Hsg Fin Commn (Inglenook
   Court Proj), VRD, Multifamily Mtg Rev,
   Series 1995, 5.250%, 7/1/2025~                             725,000                 725,000
                                                                                 ------------
                                                                                    2,625,000
                                                                                 ------------
TOTAL MUNICIPAL SHORT-TERM NOTES
   (Cost $33,741,000)                                                              33,741,000
                                                                                 ------------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $214,081,538#)                                                           227,000,521
                                                                                 ============

The  following  abbreviations  may be used in  portfolio  descriptions:  A/FR* -
Adjustable/Fixed Rate ACES* - Adjustable Convertible Extendable Securities AR* -
Adjustable Rate ATS* - Adjustable  Tender  Securities  DATES* - Daily Adjustable
Tax-Exempt  Securities FDR* - Flexible Demand Revenue F/FR - Floating/Fixed Rate
FRD* - Floating  Rate  Demand IDR -  Industrial  Development  Revenue  MAVRIC* -
Multi-Mode and Variable Rate  Investment  Certificates  PCR - Pollution  Control
Revenue RAC - Revenue Anticipation  Certificates TEAMS* - Tax-Exempt  Adjustable
Mode  Securities  TECP  -  Tax-Exempt  Commercial  Paper  TRAN  - Tax &  Revenue
Anticipation  Notes  UPDATES - Unit Price  Demand  Tax-Exempt  Securities  VR* -
Variable Rate VRD* - Variable Rate Demand

* Rate is subject to change. Rate shown reflects current rate.






~ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year of less. Rate shown reflects current rate.

# Also represents cost for income tax purposes.

+ Security has been designated as collateral for when-issued securities.

~~ Security is a when-issued security.


See Notes to Financial Statements



INVESCO Tax-Free Income Funds, Inc.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
UNAUDITED

                                                             Tax-Free                Tax-Free
                                                         Intermediate               Long-Term
                                                            Bond Fund               Bond Fund
                                                         -------------------------------------

ASSETS
Investment Securities:
   At Cost                                               $ 4,461,550$           $ 214,081,538
                                                         ====================================
   At Value                                                 4,620,699             227,000,521
Cash                                                                0                  12,543
Receivables:
   Investment Securities Sold                                       0              20,629,578
   Fund Shares Sold                                               150                 723,768
   Interest                                                    73,889               2,733,086
Prepaid Expenses and Other Assets                              60,279                 200,186
                                                         ------------------------------------
TOTAL ASSETS                                                4,755,017             251,299,682
                                                         ------------------------------------
LIABILITIES
Payables:
   Custodian                                                   13,737                       0
   Distributions to Shareholders                                1,304                 173,967
   Investment Securities Purchased                                  0              30,121,871
   Fund Shares Repurchased                                          0                 173,968
Accrued Distribution Expenses                                     995                  46,596
Accrued Expenses and Other Payables                               812                  28,982
                                                         ------------------------------------
TOTAL LIABILITIES                                              16,848              30,545,384
                                                         ------------------------------------
Net Assets at Value                                      $  4,738,169           $ 220,754,298
                                                         ====================================
NET ASSETS
Paid-in Capital*                                         $  4,702,943           $ 206,262,141
Accumulated Undistributed Net
   Realized Gain (Loss) on
   Investment Securities and
   Futures Contracts                                        (123,923)               1,573,174
Net Appreciation of Investment
   Securities and Futures Contracts                           159,149              12,918,983





                                                         ------------------------------------
Net Assets at Value                                      $  4,738,169           $ 220,754,298
                                                         ====================================
Shares Outstanding                                            469,471              14,084,619
Net Asset Value, Offering and
   Redemption Price per Share                                 $ 10.09                 $ 15.67
                                                         ====================================

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual
Fund.

See Notes to Financial Statements




INVESCO Tax-Free Income Funds, Inc.
STATEMENT OF OPERATIONS
Six Months Ended December 31, 1997
UNAUDITED

                                                             Tax-Free                Tax-Free
                                                         Intermediate               Long-Term
                                                            Bond Fund               Bond Fund
                                                         ------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                          $    114,340           $   5,506,981
                                                         ------------------------------------
EXPENSES
Investment Advisory Fees                                       11,723                 609,283
Distribution Expenses                                           5,861                 276,038
Transfer Agent Fees                                             7,006                 138,858
Administrative Fees                                             5,352                  21,562
Custodian Fees and Expenses                                     1,138                  15,942
Directors' Fees and Expenses                                    4,679                  13,187
Pricing Expenses                                                4,227                  11,302
Professional Fees and Expenses                                  6,108                  18,565
Registration Fees and Expenses                                 11,786                  23,052
Reports to Shareholders                                           588                  18,845
Other Expenses                                                    431                   5,355
                                                         ------------------------------------
   TOTAL EXPENSES                                              58,899               1,151,989
   Fees and Expenses Absorbed by
   Investment Adviser                                        (36,626)               (148,998)
   Fees and Expenses Paid Indirectly                          (1,138)                 (6,368)
                                                         ------------------------------------
   NET EXPENSES                                                21,135                 996,623
                                                         ------------------------------------
NET INVESTMENT INCOME                                          93,205               4,510,358
                                                         ------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                       20,836               3,601,365
   Futures Contracts                                         (21,106)             (2,508,195)
                                                         ------------------------------------
   Total Net Realized Gain (Loss)                               (270)               1,093,170
                                                         ------------------------------------
Change in Net Appreciation of:
   Investment Securities                                       88,459               5,370,125





   Futures Contracts                                            2,528                 575,375
                                                         ------------------------------------
   Total Net Appreciation                                      90,987               5,945,500
                                                         ------------------------------------
NET GAIN ON INVESTMENT SECURITIES                              90,717               7,038,670
                                                         ------------------------------------
Net Increase in Net Assets
   from Operations                                       $    183,922           $  11,549,028
                                                         ====================================

See Notes to Financial Statements



INVESCO Tax-Free Income Funds, Inc.
Statement of Changes in Net Assets


                                                                 Tax-Free                             Tax-Free
                                                                 Intermediate                        Long-Term
                                                                    Bond Fund                        Bond Fund
                                                         ------------------------------      ------------------------------
                                                           Six Months              Year        Six Months          Year
                                                                Ended             Ended             Ended         Ended
                                                          December 31           June 30       December 31       June 30
                                                         ------------      ------------      ------------      ------------
                                                            1997              1997              1997              1997

                                                         UNAUDITED                           UNAUDITED
OPERATIONS
Net Investment Income                                    $     93,205      $    197,614      $  4,510,358     $  10,134,067
Net Realized Gain (Loss) on Investment
   Securities and Futures Contracts                             (270)            13,442         1,093,170         2,193,157
Change in Net Appreciation of Investment
   Securities and Futures Contracts                            90,987            58,250         5,945,500         3,362,194
                                                         ------------      ------------      ------------      ------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            183,922           269,306        11,549,028        15,689,418
                                                         ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                        (93,205)         (196,923)       (4,510,358)      (10,134,067)
In Excess of Net Investment Income                                  0                 0                 0         (162,831)
Net Realized Gain on Investment Securities
   and Future Contracts                                             0                 0       (2,405,389)       (3,483,894)
                                                         ------------      ------------      ------------      ------------
TOTAL DISTRIBUTIONS                                          (93,205)         (196,923)       (6,915,747)      (13,780,792)
                                                         ------------      ------------      ------------      ------------
FUND SHARE TRANSACTIONS





Proceeds from Sales of Shares                               1,994,617         2,844,291        44,542,954        43,699,898
Reinvestment of Distributions                                  81,213           177,460         5,198,979        10,702,228
                                                         ------------      ------------      ------------      ------------
                                                            2,075,830         3,021,751        49,741,933        54,402,126
Amounts Paid for Repurchases of Shares                    (2,073,827)       (3,445,709)      (54,031,238)      (86,790,488)
                                                         ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                 2,003         (423,958)       (4,289,305)      (32,388,362)
                                                         ------------      ------------      ------------      ------------
Total Increase (Decrease) in Net Assets                        92,720         (351,575)           343,976      (30,479,736)
NET ASSETS
Beginning of Period                                         4,645,449         4,997,024       220,410,322       250,890,058
                                                         ------------      ------------      ------------      ------------
End of Period                                               4,738,169         4,645,449       220,754,298       220,410,322
                                                         ============      ============      ============      ============
               -----------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                   199,437           288,509         2,857,652         2,869,165
Shares Issued from Reinvestment of
   Distributions                                                8,170            18,030           332,546           703,719
                                                         ------------      ------------      ------------      ------------
                                                              207,607           306,539         3,190,198         3,572,884
Shares Repurchased                                          (207,417)         (350,074)       (3,474,088)       (5,711,420)
                                                         ------------      ------------      ------------      ------------
Net Increase (Decrease) in Fund Shares                            190          (43,535)         (283,890)       (2,138,536)
                                                         ============      ============      ============      ============

See Notes to Financial Statements


INVESCO Tax-Free Income Funds, Inc.
Notes to Financial Statements
UNAUDITED
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Tax-Free Income Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of two separate Funds: Tax-Free Intermediate Bond Fund and Tax-Free Long-Term Bond Fund. The investment objectives are to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - The Fund values municipal securities (including commitments to purchase such securities on a when-issued basis) on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available. If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. FUTURES CONTRACTS - The Fund may enter into futures contracts for hedging or other non-speculative purposes. Upon entering into a contract, the Fund deposits and maintains as collateral such intitial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.

C. WHEN-ISSUED SECURITIES - When issued securties held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the when-issued securities.

D.   SECURITY   TRANSACTIONS  AND  RELATED   INVESTMENT  INCOME  -  Security
     transactions are accounted for on the trade date. Securities purchased or sold on a when- issued or delayed-delivery basis may be settled a month or more after trade date. Interest income, which may be comprised of stated coupon rate, market discount, amortized premium and original issue discount, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities as adjustments to interest income. Cost is determined on the specific identification basis.

E. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At June 30, 1997, Tax-Free Intermediate Bond Fund had $126,181 in net capital loss carryovers which expire in the year 2003. Net capital loss carryovers utilized in 1997 by the Tax-Free Intermediate Bond Fund amounted to $6,259. To the extent future capital gains are offset by capital loss carryovers and deferred post-October 31 losses, such gains will not be distributed to shareholders. Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discounts, amortized premiums, net operating losses and expired capital loss carryforwards.

G. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
       Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO  Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                             AVERAGE NET ASSETS
                                                  ---------------------------------------------
                                                    $0 to      $300 Million              Over
                                                     $300           to $500              $500
Fund                                              Million           Million           Million
-----------------------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund                     0.50%             0.40%             0.30%
Tax-Free Long-Term Bond Fund                        0.55%             0.45%             0.35%


    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of each Fund are made by ITC. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $26.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    A plan of  distribution  pursuant  to Rule  12b-1  of the Act  provides  for compensation of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of annual average net assets. Amounts accrued by the Fund are available to reimburse the Distributor for actual expenditures incurred within a rolling twelve-month period. For the six months ended December 31, 1997, Tax- Free Intermediate Bond and Tax-Free Long-Term Bond Funds paid the Distributor $5,772 and $273,421, respectively, under the plan of distribution. Effective September 29, 1997, INVESCO Distributors, Inc., a wholly owned subsidiary of IFG, replaced IFG as distributor.
    IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Long-Term Bond Fund. IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Intermediate Bond Fund.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended December 31, 1997, the aggregate cost of purchases and proceeds from sales
of  investment   securities   (excluding  all  U.S.  Government  securities  and
short-term securities) were as follows:

Fund                                               Purchases             Sales
--------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund                $   2,882,607     $   2,890,412
Tax-Free Long-Term Bond Fund                     170,427,326       163,643,340

    There were no purchases or sales of U.S. Government securities.

NOTE 4 - APPRECIATION AND DEPRECIATION. At December 31, 1997, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                      Gross             Gross               Net
Fund                           Appreciation      Depreciation      Appreciation
--------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund  $  159,149          $  0        $     159,149
Tax-Free Long-Term Bond Fund     12,918,983             0           12,918,983

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or ITC.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
    Pension expenses for the six months ended December 31, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                      Unfunded
                                     Pension           Accrued           Pension
Fund                                Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund      $    52        $       67         $    232
Tax-Free Long-Term Bond Fund           2,582            13,207           27,852

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At December 31, 1997, there were no such borrowings.

INVESCO Tax-Free Income Funds, Inc.
FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

                                                     Six Months                                                      Period
                                                          Ended                                                       Ended
                                                    December 31                   Year Ended June 30                June 30
                                                    -----------         ------------------------------------      ---------
                                                      1997                1997           1996           1995          1994^
                                                    UNAUDITED

                                                    Tax-Free Intermediate Bond Fund
PER SHARE DATA
Net Asset Value -
   Beginning of Period                                    $9.90          $9.74          $9.70          $9.52         $10.00
                                                    -----------         ------------------------------------      ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.20           0.41           0.43           0.44           0.19
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          0.19           0.16           0.04           0.18         (0.48)
                                                    -----------         ------------------------------------      ---------
Total from Investment Operations                           0.39           0.57           0.47           0.62         (0.29)
                                                    -----------         ------------------------------------      ---------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.20           0.41           0.43           0.44           0.19
                                                    -----------         ------------------------------------      ---------
Net Asset Value - End of Period                           10.09           9.90           9.74           9.70           9.52
                                                    ===========         ====================================      =========
TOTAL RETURN                                             4.00%*          5.96%          4.89%          6.67%       (2.93%)*







RATIOS
Net Assets - End of Period
   ($000 Omitted)                                         4,738          4,645          4,997          4,907          5,083
Ratio of Expenses to Average
   Net Assets#                                          0.48%*@         0.84%@         0.76%@          0.70%         0.70%~
Ratio of Net Investment Income to
   Average Net Assets#                                   2.01%*          4.18%          4.40%          4.56%         3.75%~
Portfolio Turnover Rate                                    63%*            41%            49%            23%           55%*


^ From  December 1, 1993,  commencement  of investment  operations,  to June 30,
  1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the six months ended December 31, 1997, the years ended June 30, 1997, 1996 and 1995 and for the period ended June 30, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.27% (not annualized), 2.43%, 2.34%, 2.45% and 3.09%, respectively, and ratio of net  investment  income to average net assets  would have been 1.22%
   (not annualized), 2.59%, 2.82%, 2.81% and 1.36%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~  Annualized



INVESCO Tax-Free Income Funds, Inc.
FINANCIAL HIGHLIGHTS (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                                     Six Months
                                                          Ended
                                                    December 31                   Year Ended June 30
                                                   ------------    ------------------------------------------------------
                                                         1997        1997        1996        1995        1994        1993

                                                   UNAUDITED

                                                   Tax-Free Long-Term Bond Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                             $      15.34    $  15.20    $  15.07    $  15.29    $  16.35    $  15.69
                                                   ------------    --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.31        0.66        0.73        0.80        0.83        0.87
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          0.50        0.38        0.32        0.09      (1.00)        1.04
                                                   ------------    --------------------------------------------------------
Total from Investment Operations                           0.81        1.04        1.05        0.89      (0.17)        1.91
                                                   ------------    --------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.31        0.66        0.73        0.80        0.83        0.87
In Excess of Net Investment Income                         0.00        0.01        0.00        0.00        0.00        0.00
Distributions from Capital Gains                           0.17        0.23        0.19        0.31        0.06        0.38
                                                   ------------    --------------------------------------------------------
Total Distributions                                        0.48        0.90        0.92        1.11        0.89        1.25
                                                   ------------    --------------------------------------------------------






Net Asset Value - End of Period                           15.67       15.34       15.20       15.07       15.29       16.35
                                                   ============    ========================================================
TOTAL RETURN                                             5.35%*       7.05%       7.01%       6.16%     (1.16%)      12.57%
RATIOS
Net Assets - End of Period
   ($000 Omitted)                                       220,754     220,410     250,890     254,584     282,407     332,239
Ratio of Expenses to Average Net Assets#                0.46%*@      0.90%@      0.91%@       0.92%       1.00%       1.03%
Ratio of Net Investment Income to
   Average Net Assets#                                   2.07%*       4.36%       4.76%       5.31%       5.14%       5.43%
Portfolio Turnover Rate                                    93%*        123%        146%         99%         28%         30%


*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended December 31, 1997 and for the years ended June 30 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.53% (not annualized), 1.05%, 1.04%, and 1.05% respectively, and ratio of net investment income to average net assets would have been 1.99%, 4.21%, 4.63% and 5.18%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

EasiVest makes it easy to pay yourself first.

   It seems that for most of us the hardest part of investing at regular intervals comes down to simply writing the check, finding the stamp, and putting it in the mail. But with INVESCO's EasiVest it's so easy that we'll do almost all the work for you.

   After you fill out the authorization and return it with a voided check, the exact dollar amount you specify will be electronically transferred from your bank account to your designated fund on the same day each month.

Using EasiVest is one of the few times when you'll find the easy way may also be one of the best.

   For years smart investors have used an investment strategy known as dollar-cost averaging. It only makes sense that when prices are high an investor will want to buy fewer shares, and when prices are low he will want to buy more. By investing a fixed amount at regular intervals with INVESCO's EasiVest, you can take advantage of these market fluctuations.

   Over a sufficient period of time, dollar-cost averaging may make the average price you pay per share less than the actual average price per share. So follow the lead of successful investors and take advantage of dollar-cost averaging with INVESCO's EasiVest.

   Like other investment systems, periodic investment plans to not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

   Just follow these simple authorization instructions and let INVESCO's EasiVest help you build for your future.

   1. Call your bank for their ABA and account numbers. Then complete the EasiVest authorization and sign it the same way you would your personal checks.

   2.   Enclose an unsigned, personal check or savings deposit slip marked
        "Void."

   3. Place a voided check or savings deposit slip and signed authorization form in an envelope; then mail it to us.

    It's that easy to start building your mutual fund portfolio. And you can take advantage of INVESCO's EasiVest with as little as $50 a month.

Questions?  Call us at 1-800-525-8085.
Start building for your future today.

EASIVEST AUTHORIZATION FOR AUTOMATIC INVESTMENTS

   Before returning this Authorization, please be sure to contact your bank for the correct ABA number and account number.

I authorize INVESCO Funds Group to transfer money from my checking or savings account on or about the 7th or 21st (check one) day of each month for the amounts and funds indicated below:

Fund----------------------------------Acct.#------------------------------------

$-------------------------- ($50 minimum)                  --- 7th     ---21st

----------------------------------------------------------------------------
Bank Name
----------------------------------------------------------------------------
Bank Street Address
----------------------------------------------------------------------------
City, State, Zip
----------------------------------------------------------------------------
ABA Number (available from your bank)                          Bank Phone Number
---------------------- ---------This is a --Checking Account-- Savings Account Bank Account Number-------------------------------------------------------------
Owner's Name (First, Middle Initial, Last)
--------------------------------------------------------------------------------
Joint Owner's Name (First, Middle Initial, Last)
--------------------------------------------------------------------------------
Owner Street Address
--------------------------------------------------------------------------------
City, State, Zip
--------------------------------------------------------------------------------
Signature                                                  Date

--------------------------------------------------------------------------------
Signature                                                  Date

--------------------------------------------------------------------------------
Daytime Telephone Number                               Evening Telephone Number

Don't forget to attach a voided check or deposit slip.

This authority is to remain in effect until I revoke it in writing and, until INVESCO receives such notification, I agree INVESCO will be fully protected in honoring any such electronic debit. I further agree that if any such electronic debit is not honored, whether with cause or without cause and whether intentionally or unintentionally, INVESCO will not be liable whatsoever. This authorization will become a part of the fund application subject to the terms, representations and conditions thereof.

Like other investment systems, period investment plans do not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

INVESCO FUNDS

INVESCO Disributors, Inc. (SM)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(r): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.